Newly Adopted Accounting Standards and Accounting Standards Not Yet Implemented	3 Months Ended
Mar. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Newly Adopted Accounting Standards and Accounting Standards Not Yet Implemented
Newly Adopted Accounting Standards and Accounting Standards Not Yet Implemented
Newly Adopted Accounting Standards
Discontinued Operations. In April 2014, the Financial Accounting Standards Board (FASB) issued accounting guidance that raised the threshold for disposals to qualify as discontinued operations to a disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. Such a strategic shift may include the disposal of (1) a major geographical area of operations, (2) a major line of business, (3) a major equity method investment or (4) other major parts of an entity. Provided that the major strategic shift criterion is met, the new guidance does allow entities to have significant continuing involvement and continuing cash flows with the discontinued operation, unlike prior U.S. GAAP. The new standard also requires additional disclosures for discontinued operations and new disclosures for individually material disposal transactions that do not meet the definition of a discontinued operation. The new guidance became effective prospectively for disposals that occur in interim and annual periods beginning on or after December 31, 2014 (January 1, 2015 for the Company). The adoption of the guidance beginning January 1, 2015 had no material effect on the Company's results of operations, financial condition, cash flows or financial statement presentation at that time. The ultimate impact on the Company's financial statements will depend on any prospective disposal activity.
Accounting Standards Not Yet Implemented
Deferring Financing Costs. On April 7, 2015, the FASB issued accounting guidance that requires deferred financing costs to be presented as a direct reduction from the related debt liability in the financial statements rather than as a separately recognized asset, as is the current requirement under U.S. GAAP. Under the new guidance, amortization of such costs will continue to be reported as interest expense. The new guidance will be effective for interim and annual periods beginning after December 15, 2015 (January 1, 2016 for the Company) and must be adopted on a retrospective basis. While the Company does not anticipate an impact to its results of operations, financial condition or cash flows in connection with the adoption of the guidance, there will be an impact on the presentation of the Company's condensed consolidated balance sheets. More specifically, the Company's condensed consolidated balance sheets as of March 31, 2015 and December 31, 2014 included aggregate deferred financing cost assets of $105.7 million and $78.7 million, respectively, that would instead be presented as a direct reduction to liabilities under the new guidance.
Revenue Recognition. In May 2014, the FASB issued a comprehensive revenue recognition standard that will supersede nearly all existing revenue recognition guidance under U.S. GAAP. The new standard provides a single principles-based, five-step model to be applied to all contracts with customers, which steps are to (1) identify the contract(s) with the customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when each performance obligation is satisfied. More specifically, revenue will be recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services. The standard also requires entities to disclose sufficient qualitative and quantitative information to enable financial statement users to understand the nature, amount, timing and uncertainty of revenues and cash flows arising from contracts with customers.
Under the originally issued standard, the new guidance will be effective for interim and annual periods beginning after December 15, 2016 (January 1, 2017 for the Company). On April 29, 2015, the FASB issued an exposure draft of a proposed standards update that would delay the effective date of the new revenue recognition standard by one year with early adoption permitted, but not before the original effective date. The FASB’s proposed deferral is not a final decision and will be subject to the FASB’s due process requirement, which includes a period for public comments. The standard allows for either a full retrospective adoption or a modified retrospective adoption. The Company is in the process of evaluating the impact that the adoption of this guidance will have on its results of operations, financial condition, cash flows and financial statement presentation.
Going Concern. In August 2014, the FASB issued disclosure guidance that requires management to evaluate, at each annual and interim reporting period, whether substantial doubt exists about an entity's ability to continue as a going concern and, if applicable, to provide related disclosures. As outlined by that guidance, substantial doubt about an entity's ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that an entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued (or are available to be issued). The new guidance will be effective for annual reporting periods ending after December 15, 2016 (the year ending December 31, 2016 for the Company) and interim periods thereafter, with early adoption permitted.